Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 50,245	$ 7,130	$ 42,048	$ 33,713	$ (144,318)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion & amortization	75,386	70,854	146,083	109,503	104,193
Depreciation, depletion, & amortization of discontinued operations					541
Loss on impairment of oil and natural gas properties					240,790
Loss on impairment of other assets				4,150
Litigation settlement					2,928
Deferred income taxes	28,302	5,851	35,745	23,724	(85,913)
Unrealized (gain) loss on ineffective portion of hedges and reclassification adjustments	(24,309)	13,561	27,452	23,889	(21,752)
Non-hedge derivative (gains) losses	(62,065)	13,630	(34,408)	(38,595)	(11,169)
Loss on extinguishment of debt	21,696	20,576	20,592	2,241
(Gain) loss on sale of assets	48	(49)	(1,284)	(184)	(10,463)
Other	1,461	1,611	3,057	2,211	2,141
Change in assets and liabilities
Accounts receivable	(9,023)	(6,073)	(4,762)	(6,463)	17,648
Inventories	(6,144)	(24)	328	(785)	6,048
Prepaid expenses and other assets	2,676	2,255	1,583	5,141	12,084
Accounts payable and accrued liabilities	675	16,365	16,519	9,452	(13,265)
Revenue distribution payable	(3,728)	4,846	3,577	(1,450)	(1,154)
Stock-based compensation	1,076	1,597	3,086	1,155	336
Net cash provided by operating activities	76,296	152,130	259,616	167,702	98,675
Cash flows from investing activities
Purchase of property and equipment and oil and natural gas properties	(237,144)	(180,875)	(339,863)	(310,125)	(178,154)
Proceeds from asset dispositions	39,696	412	38,356	445	25,861
Return of prepaid production tax asset					13,544
Settlement of non-hedge derivative instruments	13,604	(19,906)	(23,491)	45,490	160,275
Other	22			18	378
Net cash provided by (used in) investing activities	(183,822)	(200,369)	(324,998)	(264,172)	21,904
Cash flows from financing activities
Proceeds from long-term debt	72,822	1,415	21,724	209,533	158
Repayment of long-term debt and capital lease obligations	(36,746)	(2,393)	(24,785)	(717,561)	(94,795)
Proceeds from Senior Notes	400,000	400,000	400,000	293,016
Repayment of Senior Notes	(325,000)	(325,000)	(325,000)
Proceeds from equity issuance				313,231
Principal payments under capital lease obligations			(120)	(249)	(258)
Payment of debt issuance costs and other financing fees	(8,867)	(11,577)	(11,858)	(19,806)	(4,379)
Payment of debt extinguishment costs	(15,809)	(15,085)	(15,101)
Net cash provided by (used in) financing activities	86,400	47,360	44,860	78,164	(99,274)
Net decrease in cash and cash equivalents	(21,126)	(879)	(20,522)	(18,306)	21,305
Cash and cash equivalents at beginning of period	34,589	55,111	55,111	73,417	52,112
Cash and cash equivalents at end of period	$ 13,463	$ 54,232	$ 34,589	$ 55,111	$ 73,417